Derivatives - Value of Derivatives held as Net Investment Hedges (Detail) - Derivatives Held as Net Investment Hedges [Member] - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Value of Derivatives held as Net Investment Hedges [Line Items]
Assets		€ 718	€ 612
Liabilities		1,710	€ 904
Nominal amount		43,456
Fair value changes used for hedge effectiveness		(1,380)
Fair value changes recognised in Equity	[1]	1,742
Hedge ineffectiveness		€ (345)

[1]	Reported in equity refers to accumulated other comprehensive income as presented in the Consolidated Balance Sheet